Stockholders' Equity / (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Changes in Accumulated Other Comprehensive Loss	Changes in accumulated other comprehensive loss were as follows:
	Accumulated Foreign Currency Translation Adjustments	Accumulated Actuarial Gains / (Losses)	Total Accumulated Other Comprehensive Income (Loss)
Balance as of December 31, 2019	$118,859	$—	$118,859
Other comprehensive income (loss)	(7,079)	—	(7,079)
Balance as of December 31, 2020	$111,780	$—	$111,780
Other comprehensive (loss)	(1,328,052)	(56,241)	(1,384,293)
Balance as of December 31, 2021	$(1,216,272)	$(56,241)	$(1,272,513)

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Activities for Unvested Stock
The following table summarizes the activities for our unvested stock options for the year ended December 31, 2021:
	Number of options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2020	—
Granted	2,647,162	$9.61	$4.88
Forfeited	(22,268)	$7.40	$4.45
Unvested as of December 31, 2021	2,624,894	$9.63	$4.88	2.66 years	$—

(1)
The aggregate intrinsic value is calculated as the difference between the closing market price of $7.01 per share of the Company’s common stock on December 31, 2021 and the exercise price, times the number of stock options where the closing stock price is greater than the exercise price that would have been received by the option holders had all option holders exercised their options on that date.

Stock Options [Member] | 2021 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used to Estimate the Fair Value of Stock Options
The following table presents the assumptions used to estimate the fair value of the stock options as of the Grant Date:
	Assumptions
	Stock options granted on June 11, 2021	Stock options granted on August 24, 2021	Stock options granted on August 31, 2021
Expected volatility	50.0%	60.7%	65.7%
Risk-free rate	1.0%	1.0%	1.0%
Time to maturity	6.075 years	6.25 years	6.25 years

Activities for Unvested Stock	Stock options have been granted as follows:
	Number of Shares	Strike Price	Grant Date Fair Value
Granted on June 11, 2021	1,959,500	$10.36	$5.04
Granted on August 24, 2021	230,529	$7.62	$4.32
Granted on August 31, 2021	457,133	$7.40	$4.45
Total stock options granted in 2021	2,647,162

Unvested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Activities of Restricted Stock
Restricted Stock Units have been granted as follows:
	Number of Shares	Grant Date Fair Value
Granted on June 11, 2021	2,036,716	$10.36
Granted on August 24, 2021	230,529	$7.62
Granted on August 31, 2021	457,122	$7.40
Total restricted stock units granted in 2021	2,724,367
The following table summarizes the activities for our unvested RSUs for the year ended December 31, 2021:
	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2020	—
Granted	2,724,367	$9.71
Forfeited	(22,268)	$7.40
Unvested as of December 31, 2021	2,702,099	$9.65	2.62 years	$18,941,714

(1)
The aggregate intrinsic value is calculated based on the fair value of $7.01 per share of the Company’s common stock on December 31, 2021 due to the fact that the restricted stock units carry a $0 purchase price.

Unvested Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Activities of Restricted Stock
The following table summarizes the activities for our unvested restricted stock awards for the year ended December 31, 2020:
	Unvested Restricted Stock Awards
	Number of Shares	Grant Date Fair Value
Unvested as of December 31, 2019	—	—
Granted	2,173,702	$0.40
Vested	(2,173,702)	$0.40
Unvested as of December 31, 2020	—